RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15-RELATED PARTY TRANSACTIONS

On September 3, 2019, Tonghao Cayman acquired an additional 2,300,000 ordinary shares from the Company’s former shareholders and became the largest shareholder of the Company. Tongding Interconnection Information Co., Ltd. (“TDI”) is the parent company of the Tonghao Cayman, and Byzoro Networks Ltd. ("Byzoro") is a wholly owned subsidiary of TDI. In 2024 and up to the date of this annual report, the Chief Executive Officer and Director of the Company also served as an Executive Director and Legal Representative of Byzoro, thereby establishing Byzoro as a related party during the same year.

The Company recognized revenue for providing processing services to Byzoro in the amount of $7 thousand, nil and nil in 2024, 2023 and 2022, respectively. The Company recognized revenue for providing purchase agent services to Byzoro in the amount of $32 thousand, nil and nil in 2024, 2023 and 2022, respectively. As of December 31, 2024, 2023 and 2022, amounts due to Byzoro included in customer advances was $0.3 million, nil and nil, respectively.